LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 13, 2008

TO THE PROSPECTUS

DATED APRIL 16, 2007 OF

LEGG MASON PARTNERS CAPITAL FUND

The following replaces the section of the fund’s prospectus titled “Management: Portfolio managers”:

Effective March 31, 2008, Brian Angerame is solely responsible for the day-to-day management of the fund’s portfolio. He has been a portfolio manager of the fund since 2006. Mr. Angerame is a Director and investment officer of the subadviser. He joined the manager or its affiliates or predecessor firms in 2000.

The SAI provides additional information about the portfolio manager’s compensation, any other accounts managed by the portfolio manager and any fund shares held by the portfolio manager.

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LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MARCH 13, 2008

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 16, 2007 OF

LEGG MASON PARTNERS CAPITAL FUND

Effective March 31, 2008, the following replaces the sections of the fund’s statement of additional information titled “Portfolio Manager Disclosure: Other Accounts Managed by Portfolio Managers” and “Portfolio Manager Disclosure: Portfolio Manager Securities Ownership”:

The following tables set forth certain additional information with respect to the fund’s portfolio manager. Unless noted otherwise, all information is provided as of December 31, 2007.

Other Accounts Managed by Portfolio Manager

The table below identifies the portfolio manager, the number of accounts (other than the fund with respect to which information is provided) for which the fund’s portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. No account had fees based on performance.

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Account
Brian Angerame	3 registered investment companies with $1.30 billion in total assets under management	None	809 other accounts with $0.22 billion in total assets under management

Portfolio Manager Securities Ownership

The table below identifies ownership of fund securities by the portfolio manager as of December 31, 2007.

Portfolio Manager	Dollar Range of Ownership of Securities
Brian Angerame	$100,001-$500,000

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